Cover	Jan. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity File Number	001-09974
Entity Registrant Name	Enzo Biochem, Inc.
Entity Central Index Key	0000316253
Entity Tax Identification Number	13-2866202
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	81 Executive Blvd.
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Farmingdale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11735
City Area Code	(212)
Local Phone Number	583-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ENZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false